Organization and Operations - General information (Details) $ in Thousands												12 Months Ended
	Dec. 31, 2019	Apr. 01, 2019 USD ($) m³	Nov. 14, 2018 USD ($) m³	Apr. 26, 2018 USD ($) m³	Oct. 20, 2017 USD ($) m³	Jul. 03, 2017 USD ($) m³	May 03, 2017 USD ($) m³	Nov. 01, 2016 USD ($) m³	Jul. 01, 2015 USD ($) item m³	Sep. 29, 2014 USD ($) item m³	May 12, 2014 item	Dec. 31, 2019 m³	May 17, 2017	Jan. 27, 2017
Organization and Operations
Number of LNG carriers acquired on IPO | item											3
GAS-three Ltd., GAS-four Ltd., and GAS-five Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)											100.00%
GAS-sixteen Ltd. and GAS-seventeen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)										100.00%
Number of LNG carriers acquired | item										2
LNG Cargo capacity (in cbm)										145,000
Aggregate purchase price | $										$ 328,000
GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty-one Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)									100.00%
Number of LNG carriers acquired | item									3
LNG Cargo capacity (in cbm)									145,000
Aggregate purchase price | $									$ 483,000
GAS-seven Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)								100.00%				100.00%
LNG Cargo capacity (in cbm)								155,000				155,000
Aggregate purchase price | $								$ 189,000
GAS-eleven Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)							100.00%					100.00%
LNG Cargo capacity (in cbm)							174,000					174,000
Aggregate purchase price | $							$ 219,000
GAS-thirteen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)						100.00%						100.00%
LNG Cargo capacity (in cbm)						174,000						174,000
Aggregate purchase price | $						$ 211,000
GAS-eight Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)					100.00%							100.00%
LNG Cargo capacity (in cbm)					155,000							155,000
Aggregate purchase price | $					$ 185,900
GAS-twelve Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%										100.00%
LNG Cargo capacity (in cbm)		174,000										174,000
Aggregate purchase price | $		$ 214,000
GAS-fourteen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)				100.00%								100.00%
LNG Cargo capacity (in cbm)				174,000								174,000
Aggregate purchase price | $				$ 207,000
GAS-twenty seven Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)			100.00%									100.00%
LNG Cargo capacity (in cbm)			170,000									170,000
Aggregate purchase price | $			$ 207,400
GasLog Ltd.
Organization and Operations
General partner interest in GasLog Partners	2.00%			2.00%								2.00%	2.00%	2.00%
GasLog Ltd. | GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)	35.50%
General partner interest in GasLog Partners	2.00%											2.00%
GasLog Ltd. | General partner
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
Cool Pool
Organization and Operations
Maximum period of Cool Pool vessels as agents for owners												1 year
Cool Pool | Maximum
Organization and Operations
LNG Cargo capacity (in cbm)												170,000
Cool Pool | Minimum
Organization and Operations
LNG Cargo capacity (in cbm)												155,000